RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables, net [Abstract]
Receivables with related parties (Notes 25 and 13 (b))	$ 127,008	$ 126,860
Employee advances and loans	21,729	23,147
Advances to suppliers for the purchase of property, plant and equipment	44,067	14,435
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 25)	2,444	2,075
Other tax credits	117,111	9,803
Others	6,331	1,483
Receivables, net – Non-current	$ 318,690	$ 177,803